Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.10
Common stock, shares issued (in shares)	205,188,000	204,857,000
Common stock, shares outstanding (in shares)	203,688,118	204,856,564
Treasury stock (in shares)	1,500,000